Comparative figures	12 Months Ended
Dec. 31, 2024
Disclosure of reclassifications or changes in presentation [abstract]
Comparative figures
36.
Comparative figures

In 2024, Management has reclassified assurance-type warranty expenses from selling, general and administrative expenses to cost of sales. Accordingly, the comparative figures in the Consolidated Statement of Profit or Loss for the full year ended December 31, 2022 and 2023 had been adjusted to conform with this presentation. The changes to 2022 and 2023 comparatives have no impact on the operating profit for the period of the Group, its Consolidated Statement of Financial Position or Consolidated Statement of Cash Flows.